The Growth Fund of America®
Investment portfolio
May 31, 2022
unaudited
Common stocks 92.76% Consumer discretionary 21.90%	Shares	Value (000)
Tesla, Inc.[1]	20,690,890	$15,689,074
Amazon.com, Inc.[1]	3,750,966	9,018,035
Home Depot, Inc.	5,532,022	1,674,820
Airbnb, Inc., Class A1	12,918,245	1,561,428
General Motors Company[1]	32,434,128	1,254,552
Chipotle Mexican Grill, Inc.[1]	853,783	1,197,473
Royal Caribbean Cruises, Ltd.[1,2]	20,028,129	1,163,033
LVMH Moët Hennessy-Louis Vuitton SE	1,558,080	998,923
MercadoLibre, Inc.[1]	1,263,555	993,003
Hilton Worldwide Holdings, Inc.	6,985,167	983,931
Dollar General Corp.	4,418,552	973,584
Caesars Entertainment, Inc.[1,2]	18,293,583	917,789
NVR, Inc.[1,2]	181,427	807,463
D.R. Horton, Inc.	9,865,588	741,399
NIKE, Inc., Class B	6,117,406	727,054
Booking Holdings, Inc.[1]	284,532	638,365
Flutter Entertainment PLC[1]	5,057,720	618,173
Aptiv PLC[1]	5,555,654	590,233
Darden Restaurants, Inc.	4,486,017	560,752
Mattel, Inc.[1,2]	22,041,666	553,687
Rivian Automotive, Inc., Class A1,3	8,667,299	272,153
Rivian Automotive, Inc., Class A1	7,150,686	224,532
Dollar Tree Stores, Inc.[1]	2,799,171	448,791
Las Vegas Sands Corp.[1]	11,999,361	425,497
Polaris, Inc.[2]	3,610,916	384,743
Evolution AB	3,675,758	384,440
Hermès International	322,418	384,206
Coupang, Inc., Class A1	27,022,599	365,075
Burlington Stores, Inc.[1]	2,139,940	360,152
DoorDash, Inc., Class A1	4,254,062	327,180
Floor & Decor Holdings, Inc., Class A1	3,720,434	280,669
Starbucks Corp.	3,524,476	276,671
Moncler SpA	5,583,200	267,925
Norwegian Cruise Line Holdings, Ltd.[1,3]	16,176,019	258,978
CarMax, Inc.[1]	2,417,971	240,032
Vail Resorts, Inc.	872,979	220,174
Xpeng, Inc., Class A (ADR)[1]	8,489,458	199,502
Lennar Corp., Class A	2,161,657	173,473
Helen of Troy, Ltd.[1]	829,977	153,703
Etsy, Inc.[1]	1,663,228	134,921
Galaxy Entertainment Group, Ltd.	23,307,000	124,299
Adient PLC[1]	3,440,780	121,769
Kering SA	199,506	109,167
Aramark	3,160,431	108,940
lululemon athletica, inc.[1]	345,195	101,035
Wayfair, Inc., Class A1	1,636,996	97,221
The Growth Fund of America — Page 1 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YETI Holdings, Inc.[1]	1,987,000	$90,905
Peloton Interactive, Inc., Class A1,3	5,984,000	83,537
Cie. Financière Richemont SA, Class A	694,768	77,031
Mercari, Inc.[1,3,4]	4,060,000	73,647
Toll Brothers, Inc.	1,304,776	65,852
YUM! Brands, Inc.	478,695	58,147
LGI Homes, Inc.[1]	562,094	55,080
Domino’s Pizza, Inc.	140,644	51,078
On Holding AG, Class A1,3	1,860,610	38,422
Target Corp.	202,061	32,710
Carvana Co., Class A1	1,021,063	30,060
Arrival Group[1,3]	13,879,591	24,706
TopBuild Corp.[1]	105,457	20,802
Entain PLC[1]	495,910	9,136
		48,819,132
Information technology 21.87%
Microsoft Corp.	48,963,184	13,311,621
Broadcom, Inc.	8,236,143	4,778,034
ASML Holding NV	3,359,131	1,932,921
ASML Holding NV (New York registered) (ADR)	2,409,666	1,388,666
Mastercard, Inc., Class A	8,604,162	3,079,171
Taiwan Semiconductor Manufacturing Company, Ltd.	100,223,000	1,933,674
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4,658,892	443,992
Applied Materials, Inc.	17,474,749	2,049,613
Apple, Inc.	10,405,837	1,548,805
ServiceNow, Inc.[1]	2,929,668	1,369,532
Micron Technology, Inc.	17,932,028	1,324,101
MongoDB, Inc., Class A1,2	4,620,033	1,095,641
Motorola Solutions, Inc.	4,469,807	982,195
NVIDIA Corp.	4,511,727	842,430
Shopify, Inc., Class A, subordinate voting shares[1]	2,143,877	804,211
Visa, Inc., Class A	3,635,852	771,419
Block, Inc., Class A1	8,447,125	739,208
EPAM Systems, Inc.[1]	1,816,530	614,932
Cloudflare, Inc., Class A1	10,878,497	609,196
RingCentral, Inc., Class A1	6,948,096	438,703
Bill.com Holdings, Inc.[1]	3,689,050	436,193
Wolfspeed, Inc.[1]	5,313,682	399,748
Fiserv, Inc.[1]	3,736,091	374,282
DocuSign, Inc.[1]	4,211,139	353,357
Affirm Holdings, Inc., Class A1,3	12,372,063	352,604
Lam Research Corp.	663,074	344,818
Trimble, Inc.[1]	4,971,995	338,344
Snowflake, Inc., Class A1	2,367,177	302,170
Zscaler, Inc.[1]	1,818,105	278,334
Autodesk, Inc.[1]	1,310,038	272,160
Tyler Technologies, Inc.[1]	738,680	262,837
Fidelity National Information Services, Inc.	2,281,641	238,431
PayPal Holdings, Inc.[1]	2,653,597	226,113
Nice, Ltd. (ADR)[1]	1,011,444	200,994
MicroStrategy, Inc., Class A1,3	752,547	199,192
Zendesk, Inc.[1]	2,122,444	194,097
Atlassian Corp. PLC, Class A1	1,062,524	188,407
Keyence Corp.	452,600	181,377
The Growth Fund of America — Page 2 of 14

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Adobe, Inc.[1]	426,073	$177,451
SentinelOne, Inc., Class A1	7,013,119	166,842
CrowdStrike Holdings, Inc., Class A1	982,400	157,174
NortonLifeLock, Inc.	6,442,057	156,800
Datadog, Inc., Class A1	1,487,032	141,848
Okta, Inc., Class A1	1,675,130	139,120
Smartsheet, Inc., Class A1	3,793,200	135,228
Advanced Micro Devices, Inc.[1]	1,296,000	132,011
Arista Networks, Inc.[1]	1,251,296	127,983
Nuvei Corp., subordinate voting shares[1]	2,487,605	127,384
HashiCorp, Inc., Class A1,3	3,405,031	119,244
MKS Instruments, Inc.	952,225	117,600
Alteryx, Inc., Class A1	2,093,300	116,492
TE Connectivity, Ltd.	812,936	105,186
Intel Corp.	2,274,771	101,045
Concentrix Corp.	591,040	91,546
Genpact, Ltd.	1,950,000	86,521
Kulicke and Soffa Industries, Inc.	1,525,495	82,636
GLOBALFOUNDRIES, Inc.[1,3]	1,288,876	76,933
Accenture PLC, Class A	255,805	76,348
Paycom Software, Inc.[1]	267,983	76,198
Marqeta, Inc., Class A1	7,268,518	76,101
Ciena Corp.[1]	1,469,200	74,665
Ceridian HCM Holding, Inc.[1]	1,302,466	73,329
VeriSign, Inc.[1]	418,788	73,099
Enphase Energy, Inc.[1]	391,909	72,970
Samsung Electronics Co., Ltd.	1,305,500	71,121
GoDaddy, Inc., Class A1	787,924	59,134
Qorvo, Inc.[1]	522,442	58,383
NXP Semiconductors NV	300,000	56,928
QUALCOMM, Inc.	386,285	55,324
TELUS International (Cda), Inc., subordinate voting shares[1]	2,199,620	55,144
Zebra Technologies Corp., Class A1	158,102	53,468
Toast, Inc., Class A1	3,132,844	50,877
Globant SA1	234,134	44,371
Cognizant Technology Solutions Corp., Class A	549,373	41,038
Stripe, Inc., Class B1,4,5,6	1,123,404	37,376
Amadeus IT Group SA, Class A, non-registered shares[1]	527,300	32,742
Gitlab, Inc., Class A1,3	450,071	17,526
CCC Intelligent Solutions Holdings, Inc.[1]	1,480,590	13,251
Guidewire Software, Inc.[1]	164,593	13,158
Elastic NV, non-registered shares[1]	196,665	12,124
Paylocity Holding Corp.[1]	8,999	1,574
		48,756,816
Health care 13.39%
UnitedHealth Group, Inc.	14,917,961	7,410,945
Thermo Fisher Scientific, Inc.	5,133,062	2,913,372
Regeneron Pharmaceuticals, Inc.[1]	2,614,646	1,738,060
Abbott Laboratories	14,315,851	1,681,540
Vertex Pharmaceuticals, Inc.[1]	4,458,027	1,197,649
Centene Corp.[1]	13,433,062	1,093,989
Eli Lilly and Company	3,154,948	988,887
CVS Health Corp.	8,939,345	864,882
Stryker Corp.	3,353,147	786,313
The Growth Fund of America — Page 3 of 14

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
NovoCure, Ltd.[1,2]	9,436,361	$758,495
Humana, Inc.	1,532,640	696,171
Zoetis, Inc., Class A	3,942,123	673,827
Seagen, Inc.[1]	4,770,825	647,305
Edwards Lifesciences Corp.[1]	6,007,031	605,809
Teva Pharmaceutical Industries, Ltd. (ADR)[1,2]	58,790,246	534,991
Alnylam Pharmaceuticals, Inc.[1]	4,006,556	504,025
Intuitive Surgical, Inc.[1]	2,168,309	493,594
Insulet Corp.[1]	2,038,591	435,198
Molina Healthcare, Inc.[1]	1,496,383	434,280
PerkinElmer, Inc.	2,790,741	417,690
Danaher Corp.	1,552,079	409,469
Catalent, Inc.[1]	3,544,924	365,340
ResMed, Inc.	1,792,708	364,744
DexCom, Inc.[1]	1,148,093	342,063
Novo Nordisk A/S, Class B	2,910,555	322,436
Horizon Therapeutics PLC[1]	3,296,253	295,641
AbbVie, Inc.	1,956,386	288,313
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,682,186	241,781
AstraZeneca PLC	1,554,353	204,756
Mettler-Toledo International, Inc.[1]	151,928	195,398
Pfizer, Inc.	3,625,000	192,270
QIAGEN NV1	3,634,300	166,996
Moderna, Inc.[1]	1,121,999	163,060
Align Technology, Inc.[1]	562,500	156,172
Exact Sciences Corp.[1]	2,603,619	129,686
Guardant Health, Inc.[1]	2,943,323	120,617
Zimmer Biomet Holdings, Inc.	1,000,000	120,210
Verily Life Sciences, LLC[1,4,5,6]	673,374	100,784
Anthem, Inc.	188,220	95,919
Ultragenyx Pharmaceutical, Inc.[1]	1,787,624	83,840
Oak Street Health, Inc.[1]	4,206,970	79,428
Inari Medical, Inc.[1]	1,205,423	79,317
Twist Bioscience Corp.[1]	2,287,322	77,860
BeiGene, Ltd. (ADR)[1]	306,306	42,031
BeiGene, Ltd., Class H1	1,871,500	20,499
Penumbra, Inc.[1]	345,124	50,706
Fate Therapeutics, Inc.[1]	2,176,300	50,272
CRISPR Therapeutics AG1	760,008	44,118
Pacific Biosciences of California, Inc.[1,3]	5,670,525	31,925
Vir Biotechnology, Inc.[1]	1,032,788	26,656
Acerta Pharma BV1,4,5,6	273,779,325	25,489
Galapagos NV1	431,449	23,919
Ascendis Pharma A/S (ADR)[1,3]	273,599	23,122
Karuna Therapeutics, Inc.[1]	195,793	20,425
Applied Molecular Transport, Inc.[1,3]	1,454,107	4,813
Sana Biotechnology, Inc.[1,3]	588,626	3,020
Cortexyme, Inc.[1,3]	352,522	913
		29,841,030
Communication services 10.86%
Alphabet, Inc., Class C1	2,572,763	5,867,907
Alphabet, Inc., Class A1	1,912,681	4,351,808
Meta Platforms, Inc., Class A1	34,651,186	6,709,856
Netflix, Inc.[1]	10,670,720	2,106,827
The Growth Fund of America — Page 4 of 14

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Charter Communications, Inc., Class A1	2,810,850	$1,424,904
Comcast Corp., Class A	27,867,409	1,233,969
ZoomInfo Technologies, Inc.[1]	11,738,204	474,106
Activision Blizzard, Inc.	5,300,761	412,823
T-Mobile US, Inc.[1]	2,200,562	293,313
Frontier Communications Parent, Inc.[1]	7,743,896	200,799
Snap, Inc., Class A, nonvoting shares[1]	12,545,076	177,011
Tencent Holdings, Ltd.	3,712,600	171,455
Sea, Ltd., Class A (ADR)[1]	1,958,600	161,898
Iridium Communications, Inc.[1]	3,950,036	146,586
Take-Two Interactive Software, Inc.[1]	1,020,000	127,021
Match Group, Inc.[1]	1,204,110	94,860
Electronic Arts, Inc.	580,215	80,447
Epic Games, Inc.[1,4,5,6]	84,249	78,351
ROBLOX Corp., Class A1	2,152,000	64,431
Pinterest, Inc., Class A1	1,906,054	37,454
Yandex NV, Class A1,4,5	9,341,235	—[7]
		24,215,826
Industrials 7.43%
Carrier Global Corp.[2]	52,995,966	2,083,271
General Electric Co.	22,577,660	1,767,605
TransDigm Group, Inc.[1]	2,362,638	1,430,270
Caterpillar, Inc.	6,569,823	1,418,096
Old Dominion Freight Line, Inc.	4,481,580	1,157,323
CSX Corp.	29,954,570	952,256
Airbus SE, non-registered shares	6,833,814	798,058
Jacobs Engineering Group, Inc.	3,699,106	518,208
HEICO Corp.	2,972,824	425,263
HEICO Corp., Class A	304,964	35,708
United Rentals, Inc.[1]	1,413,990	421,624
Ryanair Holdings PLC (ADR)[1]	4,431,787	386,452
Ryanair Holdings PLC[1]	315,525	4,835
Delta Air Lines, Inc.[1]	8,848,133	368,879
Raytheon Technologies Corp.	3,741,008	355,845
Robert Half International, Inc.	3,779,700	340,740
Chart Industries, Inc.[1,2]	1,865,302	328,069
Canadian Pacific Railway, Ltd.	4,332,000	309,478
Safran SA	2,984,930	308,430
Uber Technologies, Inc.[1]	12,156,402	282,029
Dun & Bradstreet Holdings, Inc.[1]	15,072,625	260,304
L3Harris Technologies, Inc.	995,381	239,787
United Airlines Holdings, Inc.[1]	4,252,655	202,554
Honeywell International, Inc.	864,498	167,384
ASSA ABLOY AB, Class B	6,300,000	154,953
Union Pacific Corp.	704,955	154,935
Axon Enterprise, Inc.[1]	1,525,000	154,574
ABB, Ltd.	4,705,230	144,120
Rockwell Automation	670,996	143,056
Harmonic Drive Systems, Inc.[2,3]	5,143,552	132,449
Otis Worldwide Corp.	1,757,966	130,793
Armstrong World Industries, Inc.	1,558,203	130,110
Waste Connections, Inc.	911,965	116,312
AMETEK, Inc.	931,574	113,158
Trane Technologies PLC	668,000	92,224
The Growth Fund of America — Page 5 of 14

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Boeing Company[1]	659,470	$86,654
Cummins, Inc.	398,748	83,386
Simpson Manufacturing Co., Inc.	756,670	81,985
Copart, Inc.[1]	497,669	56,998
Northrop Grumman Corp.	112,568	52,679
TuSimple Holdings, Inc., Class A1,3	5,568,163	45,715
Regal Rexnord Corp.	315,000	39,359
Saia, Inc.[1]	191,602	37,859
ManpowerGroup, Inc.	357,376	32,025
Archer Aviation, Inc., Class A1	4,891,617	20,447
		16,566,259
Financials 6.76%
JPMorgan Chase & Co.	9,698,893	1,282,485
Wells Fargo & Company	18,895,286	864,837
S&P Global, Inc.	2,345,967	819,869
SVB Financial Group[1]	1,566,381	765,287
Berkshire Hathaway, Inc., Class B1	2,400,000	758,352
KKR & Co., Inc.	13,801,308	756,450
Bank of America Corp.	17,660,099	656,956
First Republic Bank	3,996,498	619,577
Morgan Stanley	6,787,522	584,677
CME Group, Inc., Class A	2,777,984	552,347
MSCI, Inc.	1,131,039	500,315
Charles Schwab Corp.	6,652,285	466,325
Marsh & McLennan Companies, Inc.	2,681,798	428,954
Progressive Corp.	3,253,958	388,457
Apollo Asset Management, Inc.	6,721,590	387,432
PNC Financial Services Group, Inc.	1,923,245	337,356
BlackRock, Inc.	475,179	317,933
Discover Financial Services	2,642,000	299,841
American International Group, Inc.	5,073,868	297,735
Signature Bank	1,313,085	283,981
Intercontinental Exchange, Inc.	2,726,481	279,164
Chubb, Ltd.	1,288,411	272,228
Arch Capital Group, Ltd.[1]	5,728,660	271,882
Carlyle Group, Inc.	6,758,771	260,415
Capital One Financial Corp.	1,909,662	244,169
Essent Group, Ltd.[2]	5,470,155	234,068
Tradeweb Markets, Inc., Class A	3,370,939	227,909
AIA Group, Ltd.	19,583,688	201,896
HDFC Bank, Ltd.	6,041,967	108,094
HDFC Bank, Ltd. (ADR)	1,597,630	91,975
Western Alliance Bancorporation	2,356,814	191,774
East West Bancorp, Inc.	2,280,899	167,737
Blue Owl Capital, Inc., Class A	12,750,000	159,885
Blackstone, Inc., nonvoting shares	1,314,464	154,831
Goldman Sachs Group, Inc.	429,439	140,362
Ares Management Corp., Class A	1,611,803	114,712
BOK Financial Corp.	1,258,241	108,423
Ryan Specialty Group Holdings, Inc., Class A1	2,506,440	94,167
Focus Financial Partners, Inc., Class A1	2,178,000	82,111
Cullen/Frost Bankers, Inc.	518,700	64,827
Nu Holdings, Ltd., Class A1,3	14,764,705	56,253
Moody’s Corp.	135,974	41,006
The Growth Fund of America — Page 6 of 14

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Federal Home Loan Mortgage Corp.[1]	48,301,014	$36,226
Fannie Mae[1]	37,644,295	28,610
Goosehead Insurance, Inc., Class A	510,905	26,455
Trupanion, Inc.[1]	391,034	26,152
Fifth Third Bancorp	461,858	18,211
		15,072,708
Energy 4.91%
Cenovus Energy, Inc. (CAD denominated)	81,597,122	1,891,472
Cenovus Energy, Inc.	4,690,000	108,667
EOG Resources, Inc.	11,606,049	1,589,564
Canadian Natural Resources, Ltd. (CAD denominated)	20,242,923	1,339,712
Pioneer Natural Resources Company	4,446,450	1,235,846
Halliburton Company	25,265,824	1,023,266
Baker Hughes Co., Class A	19,252,308	692,698
ConocoPhillips	5,742,344	645,210
Chevron Corp.	2,570,600	448,981
Cheniere Energy, Inc.	2,431,500	332,556
Coterra Energy, Inc.	8,111,178	278,457
Tourmaline Oil Corp.	4,091,147	252,549
Hess Corp.	1,907,000	234,695
Chesapeake Energy Corp.[3]	2,292,194	223,214
Diamondback Energy, Inc.	1,367,700	207,918
Weatherford International[1,2]	4,557,509	154,226
Suncor Energy, Inc.	3,108,986	125,087
New Fortress Energy, Inc., Class A	2,322,328	108,197
ONEOK, Inc.	682,754	44,959
Equitrans Midstream Corp.	1,090,194	8,580
		10,945,854
Consumer staples 2.47%
Philip Morris International, Inc.	11,791,456	1,252,842
Costco Wholesale Corp.	1,436,550	669,748
Constellation Brands, Inc., Class A	2,467,965	605,811
British American Tobacco PLC	11,575,334	510,805
Altria Group, Inc.	8,077,808	436,929
Archer Daniels Midland Company	4,366,126	396,532
Heineken NV	3,183,565	320,650
Estée Lauder Companies, Inc., Class A	958,044	243,966
Monster Beverage Corp.[1]	2,463,500	219,547
Kerry Group PLC, Class A	1,673,456	173,186
Reckitt Benckiser Group PLC	2,179,011	168,536
Molson Coors Beverage Company, Class B, restricted voting shares	2,577,170	143,909
Seven & i Holdings Co., Ltd.	3,418,800	143,673
Grocery Outlet Holding Corp.[1]	2,051,526	78,471
Fever-Tree Drinks PLC	3,736,646	72,417
Celsius Holdings, Inc.[1]	626,076	42,003
Kroger Co.	478,816	25,363
JUUL Labs, Inc., Class A1,4,5,6	433,213	13,997
		5,518,385
Materials 2.33%
Linde PLC	3,031,360	984,222
Freeport-McMoRan, Inc.	20,658,703	807,342
Vale SA, ordinary nominative shares (ADR)	34,646,527	625,370
The Growth Fund of America — Page 7 of 14

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Vale SA, ordinary nominative shares	9,766,565	$177,163
Sherwin-Williams Company	2,559,038	685,925
Nutrien, Ltd. (CAD denominated)	4,998,190	488,458
Shin-Etsu Chemical Co., Ltd.	3,190,600	454,419
Barrick Gold Corp.	11,870,664	243,230
Allegheny Technologies, Inc.[1]	5,974,249	164,292
Mosaic Co.	2,200,000	137,830
Summit Materials, Inc., Class A1	3,775,193	103,100
Lundin Mining Corp.	9,400,000	83,681
First Quantum Minerals, Ltd.	2,097,300	60,721
Ball Corp.	753,994	53,451
Albemarle Corp.	198,914	51,801
Steel Dynamics, Inc.	587,400	50,152
Packaging Corporation of America	173,571	27,299
		5,198,456
Utilities 0.65%
PG&E Corp.[1]	87,273,377	1,064,735
NextEra Energy, Inc.	1,616,760	122,372
CenterPoint Energy, Inc.	2,566,202	82,247
AES Corp.	3,431,832	75,638
Edison International	671,400	46,938
Exelon Corp.	896,592	44,067
Ørsted AS	141,572	16,021
		1,452,018
Real estate 0.19%
Equinix, Inc. REIT	273,161	187,686
SBA Communications Corp. REIT	319,646	107,596
UDR, Inc. REIT	1,727,217	82,561
American Tower Corp. REIT	188,410	48,258
		426,101
Total common stocks (cost: $114,461,231,000)		206,812,585
Preferred securities 0.44% Financials 0.23%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,3]	62,266,695	227,896
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	22,880
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	10,349
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	2,522
Fannie Mae, Series P, 4.50% noncumulative preferred shares[1]	190,000	566
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,3]	71,493,658	244,508
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	789
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	631
		510,141
Consumer discretionary 0.10%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5,6]	1,164,589	106,818
Waymo, LLC, Series B-2, preferred shares[1,4,5,6]	163,537	15,000
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5,6]	5,205,500	103,173
		224,991
The Growth Fund of America — Page 8 of 14

unaudited
Preferred securities (continued) Information technology 0.09%		Shares	Value (000)
Chime Financial, Inc., Series G, preferred shares[1,4,5,6]		1,433,730	$81,723
Samsung Electronics Co., Ltd., nonvoting preferred shares		1,366,500	67,044
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5,6]		3,800,381	30,821
PsiQuantum, Corp., Series D, preferred shares[1,4,5,6]		613,889	16,100
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]		376,444	12,524
			208,212
Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,4,5,6]		576,000	33,293
Total preferred securities (cost: $1,331,913,000)			976,637
Rights & warrants 0.01% Energy 0.01%
Cenovus Energy, Inc., warrants, expire 2026[1]		1,057,325	19,076
Total rights & warrants (cost: $3,563,000)			19,076
Convertible bonds & notes 0.01% Consumer discretionary 0.01%		Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[2]		USD15,707	16,810
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[4,5,6]		8,500	8,500
Total convertible bonds & notes (cost: $24,061,000)			25,310
Short-term securities 6.94% Money market investments 5.64%		Shares
Capital Group Central Cash Fund 0.85%[2,8]		125,764,531	12,576,453
U.S. Treasury bills 1.12%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 7/14/2022	0.752%	USD2,505,000	2,502,457
Money market investments purchased with collateral from securities on loan 0.18%		Shares
Capital Group Central Cash Fund 0.85%[2,8,9]		1,793,744	179,375
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.71%[8,9]		44,844,238	44,844
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.67%[8,9]		44,844,238	44,844
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.71%[8,9]		44,844,238	44,844
The Growth Fund of America — Page 9 of 14

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.71%[8,9]	44,844,238	$44,844
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.71%[8,9]	33,431,922	33,432
		392,183
Total short-term securities (cost: $15,471,098,000)		15,471,093
Total investment securities 100.16% (cost: $131,291,866,000)		223,304,701
Other assets less liabilities (0.16)%		(367,272)
Net assets 100.00%		$222,937,429
Investments in affiliates2

	Value of affiliates at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend or interest income (000)
Common stocks 4.10%
Consumer discretionary 1.72%
Royal Caribbean Cruises, Ltd.[1]	$1,926,185	$29,142	$284,408	$(29,001)	$(478,885)	$1,163,033	$—
Caesars Entertainment, Inc.[1]	1,672,612	246,899	60,156	(73,364)	(868,202)	917,789	—
NVR, Inc.[1]	939,843	107,759	98,681	(9,101)	(132,357)	807,463	—
Mattel, Inc.[1]	417,243	52,453	28	15	84,004	553,687	—
Polaris, Inc.	—	405,257	14	(1)	(20,499)	384,743	4,841
Burlington Stores, Inc.[1,10]	1,109,393	—	387,735	59,169	(420,675)	—	—
						3,826,715
Information technology 0.49%
MongoDB, Inc., Class A1	1,944,651	2,476	145,662	44,593	(750,417)	1,095,641	—
Health care 0.58%
NovoCure, Ltd.[1]	1,266,535	—	49	24	(508,015)	758,495	—
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	395,479	155,992	26	1	(16,455)	534,991	—
Allakos, Inc.[1,11]	316,956	—	54,875	(125,322)	(136,759)	—	—
Allogene Therapeutics, Inc.[1,11]	173,924	—	95,136	(113,362)	34,574	—	—
Biohaven Pharmaceutical Holding Co., Ltd.[1,10]	759,587	93,907	650,745	322,107	(283,075)	—	—
Cortexyme, Inc.[1,3,10]	233,632	14,609	13,402	(108,714)	(125,212)	—	—
Guardant Health, Inc.[1,10]	266,200	533,889	314,172	(156,413)	(208,887)	—	—
Insulet Corp.[1,10]	1,041,405	68,321	407,095	20,186	(287,619)	—	—
Oak Street Health, Inc.[1,10]	526,713	90,916	188,014	(288,991)	(61,196)	—	—
Twist Bioscience Corp.[1,10]	285,727	15,031	18,112	(59,314)	(145,472)	—	—
						1,293,486
Communication services 0.00%
Netflix, Inc.[1,10]	13,792,670	252,279	5,880,685	2,931,112	(8,988,549)	—	—
Industrials 1.14%
Carrier Global Corp.	2,689,777	313,831	2,117	128	(918,348)	2,083,271	21,254
Chart Industries, Inc.[1]	214,182	123,365	15	2	(9,465)	328,069	—
Harmonic Drive Systems, Inc.[3]	284,744	—	13	4	(152,286)	132,449	926
Dun & Bradstreet Holdings, Inc.[1,10]	432,904	—	155,026	(45,627)	28,053	—	—
						2,543,789
Financials 0.10%
Essent Group, Ltd.	233,250	60,604	40,508	(9,118)	(10,160)	234,068	3,081
The Growth Fund of America — Page 10 of 14

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend or interest income (000)
Energy 0.07%
Weatherford International[1]	$68,075	$4,950	$8	$2	$81,207	$154,226	$—
Cenovus Energy, Inc. (CAD denominated)[10]	1,077,536	51,030	774,415	425,561	1,111,760	—	7,846
						154,226
Consumer staples 0.00%
Herbalife Nutrition, Ltd.[1,11]	466,788	—	389,931	16,976	(93,833)	—	—
Total common stocks						9,147,925
Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 2026[1,10]	4,836	—	—[7]	—[7]	14,240	—	—
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	21,225	—	1	—[7]	(4,414)	16,810	600
Short-term securities 5.72%
Money market investments 5.64%
Capital Group Central Cash Fund 0.85%[8]	8,094,078	23,008,828	18,525,687	(375)	(391)	12,576,453	18,850
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.85%[8,9]	101,118	78,257[12]				179,375	—[13]
Total short-term securities						12,755,828
Total 9.83%				$2,801,177	$(13,267,333)	$21,920,563	$57,398
Private placement securities6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Waymo LLC, Series A-2, 8.00% noncumulative preferred shares	5/1/2020	$100,000	$106,818.05%
Waymo LLC, Series B-2, preferred shares	6/11/2021	15,000	15,000.01
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	95,000	103,173.04
Verily Life Sciences LLC	12/21/2018	83,000	100,784.04
Chime Financial, Inc., Series G, preferred shares	8/24/2021	99,027	81,723.04
Epic Games, Inc.	3/29/2021	74,560	78,351.04
Stripe, Inc., Class B	5/6/2021	45,080	37,376.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	15,105	12,524.01
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	39,166	33,293.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	65,064	30,821.01
Acerta Pharma BV	5/7/2015	10,221	25,489.01
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	16,100	16,100.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	13,997.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	8,500	8,500.00
Total		$785,823	$663,949.30%
The Growth Fund of America — Page 11 of 14

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $471,210,000, which represented .21% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $737,596,000, which represented .33% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Amount less than one thousand.
[8]	Rate represents the seven-day yield at 5/31/2022.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2022. Refer to the investment portfolio for the security value at 5/31/2022.
[11]	Affiliated issuer during the reporting period but no longer held at 5/31/2022.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
The Growth Fund of America — Page 12 of 14

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
The Growth Fund of America — Page 13 of 14

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$48,745,485	$73,647	$—	$48,819,132
Information technology	48,719,440	—	37,376	48,756,816
Health care	29,714,757	—	126,273	29,841,030
Communication services	24,137,475	—	78,351	24,215,826
Industrials	16,566,259	—	—	16,566,259
Financials	15,072,708	—	—	15,072,708
Energy	10,945,854	—	—	10,945,854
Consumer staples	5,504,388	—	13,997	5,518,385
Materials	5,198,456	—	—	5,198,456
Utilities	1,452,018	—	—	1,452,018
Real estate	426,101	—	—	426,101
Preferred securities	577,185	—	399,452	976,637
Rights & warrants	19,076	—	—	19,076
Convertible bonds & notes	—	16,810	8,500	25,310
Short-term securities	12,968,636	2,502,457	—	15,471,093
Total	$220,047,838	$2,592,914	$663,949	$223,304,701
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-005-0722O-S89793	The Growth Fund of America — Page 14 of 14